Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities of the Company (Details)	12 Months Ended
Dec. 31, 2025
China International Assets and Equity of Artworks Exchange Limited (“International Culture”) [Member]
Subsidiaries:
Background	● A Hong Kong company ● Incorporated on November 22, 2013, commenced operations in March 2018. ● Engages in providing an online platform that facilitates e-commerce of collectible and artwork trading
Ownership	100.00%
HKDAEx Limited (“HKDAEx”) [Member]
Subsidiaries:
Background	● A Hong Kong company ● Incorporated on April 18, 2018 ● Engages in providing an online platform that facilitates e-commerce of certain commodities trading
Ownership	100.00% [1]
Oriental Culture WFOE [Member]
Subsidiaries:
Background	● A British Virgin Islands company ● Incorporated on December 6, 2018
Ownership	100.00%
Oriental Culture HK [Member]
Subsidiaries:
Background	● A Hong Kong company ● Incorporated on January 3, 2019
Ownership	100.00%
WFOE [Member]
Subsidiaries:
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 7, 2019 ● Holding company of Nanjing Yanyu and Nanjing Yanqing
Ownership	100.00%
Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”) [Member]
Subsidiaries:
Background	● A PRC limited liability company ● Incorporated on June 7, 2018 ● Provides support services to Jiangsu Yanggu, International Culture, HKDAEx, Kashi Longrui and Kashi Dongfang
Ownership	100.00%
Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”) [Member]
Subsidiaries:
Background	● A PRC limited liability company ● Incorporated on May 17, 2018 ● Holding company of Kashi Longrui and Kashi Dongfang
Ownership	100.00%
Kashi Longrui Business Management Service Co., Ltd. (“Kashi Longrui”) [Member]
Subsidiaries:
Background	● A PRC limited liability company ● Incorporated on July 19, 2018 ● Operating entity provides marketing services
Ownership	100.00%
Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”) [Member]
Subsidiaries:
Background	● A PRC limited liability company ● Incorporated on August 29, 2018 ● Operating entity provides listing and warehouse services
Ownership	100.00%
Hainan Yanqing Information Technology Co., Ltd. (“Hainan Yanqing”) [Member]
Subsidiaries:
Background	● A PRC limited liability company ● Incorporated on June 26, 2025 ● Doesn’t have any operation.
Ownership	100.00%
Jiangsu Yanggu [Member]
Fromer VIE:
Background	● A PRC limited liability company ● Incorporated on August 23, 2017, commenced operations in March 2018. ● Disposed on November 11, 2025
Ownership	Former VIE of WFOE

[1]	The Company disposed HKDAEx in December 2024 and recognized $25,098 gain on this disposal. As the disposal of HKDAEx does not represent strategic change according with ASC 360, the Company did not report such disposals as discontinued operations.